Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 73,320,908.8
Previously Paid Amount	0
Total Fee Amount	10,125.62
Total Offset Amount	0
Net Fee	$ 10,125.62